UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6259

Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE    68501-2535

(Address of principal executive offices) (Zip code)

Jon C. Gross

Stratus Fund, Inc.

6811 S. 27th Street, P.O. Box 82535

Lincoln, NE 68501-2535

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-323-1846 or 888-769-2362

Date of fiscal year end:	06/30/2010

Date of reporting period:	03/31/2010

ITEM 1. - SCHEDULE OF INVESTMENTS

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010

		Percent of
Shares	Common Stock - 98.39%	Net Assets	Fair Value

	Basic Materials	5.00%
45,000	CEMEX, S.A.B. de C.V. *		$459,450
8,000	Freeport McMoran Copper & Gold, Inc.		668,320
12,000	Nucor Corp.		544,560
12,000	Rock-Tenn Co.		546,840
7,500	Praxair, Inc.		622,500
			2,841,670

	Consumer Discretionary	8.27%
3,000	AutoZone, Inc. *		519,270
20,000	Best Buy Company, Inc.		850,800
75,000	Comcast Corp.		1,411,500
17,000	McDonald's Corp.		1,134,240
22,000	The McGraw-Hill Companies, Inc.		784,300
			4,700,110

	Consumer Staples	10.22%
28,000	CVS Caremark Corp.		1,023,680
6,000	General Mills, Inc.		424,740
29,000	Pepsico, Inc.		1,918,640
21,000	Procter & Gamble Co.		1,328,670
20,000	Wal-Mart Stores, Inc.		1,112,000
			5,807,730

	Energy	11.79%
10,000	Apache Corporation		1,015,000
20,000	ConocoPhillips		1,023,400
21,000	Exxon Mobil Corp.		1,406,580
20,000	Noble Corp.		836,400
15,000	Occidental Petroleum Corp.		1,268,100
10,000	Peabody Energy Corp.		457,000
11,000	Schlumberger Limited		698,060
			6,704,540

	Financials	13.34%
16,000	Allstate Corp.		516,960
40,000	Bank of America Corp.		714,000
12	Berkshire Hathaway, Inc. - A *		1,461,600
5,000	Franklin Resources, Inc.		554,500
3,000	Goldman Sachs Group, Inc.		511,890
40,000	JPMorgan Chase & Co.		1,790,000
20,000	Legg Mason, Inc.		573,400
20,000	MetLife, Inc.		866,800
23,000	US Bancorp		595,240
			7,584,390

	Health Care	15.28%
24,000	Abbott Laboratories		1,264,320
11,000	Amgen, Inc. *		657,360
15,000	Becton, Dickinson and Company		1,180,950
6,000	Genzyme Corp. *		310,980
30,000	Johnson & Johnson		1,956,000
15,000	Novartis AG		811,500
14,000	Quest Diagnostics, Inc.		816,060
30,000	United Health Group, Inc.		980,100
12,000	Zimmer Holdings, Inc. *		710,400
			8,687,670

	Industrials	12.27%
10,000	3M Co.		$835,700
7,000	Danaher Corp.		559,370
100,000	General Electric Co.		1,820,000
20,000	ITT Corp.		1,072,200
15,000	Jacobs Engineering Group, Inc. *		677,850
40,000	Terex Corp. *		908,400
8,000	Union Pacific Corp.		586,400
8,000	United Parcel Service, Inc.		515,280
			6,975,200

	Technology	19.00%
40,000	Cisco Systems, Inc.*		1,041,200
60,000	EMC Corp. *		1,082,400
14,000	Fiserv, Inc. *		710,640
20,000	Hewlett-Packard Co.		1,063,000
6,000	International Business Machines Corp.		769,500
8,000	McAfee, Inc. *		321,040
55,000	Microsoft Corp.		1,609,850
36,000	Oracle Corp. *		924,840
22,000	QUALCOMM, Inc.		923,780
46,000	Texas Instruments, Inc.		1,125,620
7,000	Visa, Inc.		637,210
35,000	Western Union Co.		593,600
			10,802,680

	Telecommunications	2.08%
23,000	Verizon Communications, Inc.		713,460
20,000	Vodafone Group Plc		465,800
			1,179,260

	Utilities	1.14%
15,000	Questar Corp.		648,000
			648,000

	Other Securities - 1.57%
892,254	Goldman Sachs Financial Square Government Fund	1.57%	892,254

Total investments in securities (cost $49,660,430)	99.96%	$56,823,504
Other assets, less liabilities	0.04%	23,426
NET ASSETS	100.00%	$56,846,930

*Indicates nonincome-producing security

The cost basis of investments for federal income tax purposes at March 31, 2010 is as follows:
Federal tax cost of investments	$ 49,662,689

Unrealized appreciation	$ 10,335,221
Unrealized depreciation	$ (3,174,406)
Total	$ 7,160,815

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2010:

	Level 1	Level 2	Level 3
Common Stock	$ 52,931,250	$ -	$ -
Other Securities	892,254	$ -	$ -
Total	$ 56,823,504	$ -	$ -

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2010

Principal		Percent of
Amount		Net Assets	Fair Value

	Government Agency Bonds	29.08%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,100,056
2,000,000	Federal Home Loan Bank 1.125% due 5/18/12		1,994,446
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,249,797
2,500,000	Federal Home Loan Bank 5.00% due 3/09/12		2,684,838
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,104,919
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,073,087
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,106,048
1,605,000	Federal National Mortgage Assn. 1.32% due 12/30/11		1,608,362
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,173,414
			16,094,967

	Mortgage Backed Securities	17.80%
2,387,683	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		2,474,304
499,618	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		533,953
110,524	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		113,314
199,574	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		215,285
243,184	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		262,024
85,428	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		92,660
1,000,262	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,048,190
300,484	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		312,865
39,459	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		42,546
1,804,709	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		1,945,935
115,188	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		124,723
98,273	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		106,409
293,589	Government National Mortgage Assn. Pool 2.625% due 8/20/34		297,666
191,855	Government National Mortgage Assn. Pool 3.625% due 8/20/32		189,072
1,023,802	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,080,440
968,419	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,014,585
			9,853,971

	Treasury Notes/Bonds/Inflation Protected Securities	34.98%
3,000,000	US Treasury Note 2.375% due 2/28/15		2,979,390
1,000,000	US Treasury Note 2.625% due 5/31/10		1,004,023
2,000,000	US Treasury Note 2.75% due 2/15/19		1,856,406
1,000,000	US Treasury Note 3.125% due 4/30/13		1,045,312
1,000,000	US Treasury Note 3.50% due 5/31/13		1,056,719
2,000,000	US Treasury Note 5.125% due 5/15/16		2,244,688
2,068,420	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,116,091
2,359,340	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,496,293
2,339,169	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,475,498
2,029,460	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,090,502
			19,364,922

	Corporate Bonds	13.81%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,076,116
1,000,000	Berkshire Hathaway 5.00% due 8/15/13		1,092,079
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,113,170
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,103,163
500,000	Pfizer, Inc. 6.20% due 3/15/19		564,740
1,000,000	SBC Communications 5.10% due 9/15/14		1,081,943
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,612,847
			7,644,058

	Other Securities	3.65%
2,018,882	JP Morgan U.S. Government Fund		2,018,882

	Total investments in securities (cost $52,499,682)	99.32%	$54,976,800
	Other assets, less liabilities	0.68%	375,720
	TOTAL NET ASSETS	100.00%	$55,352,520
The cost basis of investments for federal income tax purposes at March 31, 2010 is as follows:
	Federal tax cost of investments	$ 52,499,682

Unrealized appreciation	$ 2,652,262
Unrealized depreciation	(175,144)
Total	$ 2,477,118

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.
The various inputs that may be used to determine the fair value are summarized in the three levels listed below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The following is a summary of the inputs used to value each of the Portfolio's investments as of March 31, 2010

	Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$ 16,094,967	$ -
Mortgage Backed Securities	-	9,853,971	-
Treasury Notes/Bonds/Inflation Protected Securities	-	19,364,922	-
Corporate Bonds	-	7,644,058	-
Other Securities	2,018,882	-	-
Total	$ 2,018,882	$ 52,957,918	$ -

ITEM 2. - CONTROLS AND PROCEDURES

An evaluation was performed by the officers of Stratus Fund, Inc. (the"Fund"), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund's disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund's principal executive officer and principal financial officer concluded that the Fund's disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund's internal controls over financial reporting during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal controls over financial reporting.

ITEM 3. - EXHIBITS

Certifications - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/14/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross
Jon C. Gross, President

Date 05/14/2010

By /s/ Jeffrey S. Jewell
Jeffrey S. Jewell, Vice President & Chief Financial Officer

Date 05/14/2010